Line of credit, short term loan and notes payable, Notes Payable (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 13, 2020	Dec. 19, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018	Nov. 04, 2019
Debt Instruments [Abstract]
Debt outstanding			$ 39,948		$ 37,250		$ 6,200
Interest expense			$ 2,300	$ 100	$ 670		868
November 2019 Notes [Member]
Debt Instruments [Abstract]
Face amount								$ 2,800
Long-term debt, interest rate			10.00%		10.00%			10.00%
Maturity date			Nov. 04, 2021		Nov. 04, 2021
Conversion price (in dollars per share)								$ 4.00
Fair value of incremental warrants issued								$ 100
Debt outstanding			$ 2,839		$ 2,769
Default Interest Rate			12.00%
Fair value of debt			$ 2,800		2,800
November 2019 Notes [Member] | Maximum [Member]
Debt Instruments [Abstract]
Fair value of incremental warrants issued								$ 100
Debt outstanding			2,800		2,800
Debt discount (premium)			$ 100		$ 100
Seller Notes [Member]
Debt Instruments [Abstract]
Long-term debt, interest rate		10.00%
Maturity date		Jun. 30, 2023
Conversion price (in dollars per share)		$ 4.00
Senior Seller Notes [Member]
Debt Instruments [Abstract]
Face amount		$ 10,000
Long-term debt, interest rate			10.00%		10.00%
Maturity date			Jun. 30, 2023		Jun. 30, 2023
Debt outstanding			$ 9,494		$ 9,191		$ 0
Debt discount (premium)			800		900
Fair value of debt			$ 9,500		$ 9,200
Junior Seller Notes [Member]
Debt Instruments [Abstract]
Face amount		$ 5,000
Long-term debt, interest rate			10.00%		10.00%
Maturity date			Jun. 30, 2023		Jun. 30, 2023
Debt outstanding			$ 4,565		$ 4,410
Debt discount (premium)			500		500
Fair value of debt			$ 4,600		$ 4,400
ABG Notes [Member]
Debt Instruments [Abstract]
Face amount	$ 600
Long-term debt, interest rate	10.00%		10.00%			[1]
Maturity date	Jun. 30, 2023		Jun. 30, 2023
Conversion price (in dollars per share)	$ 4.00
Debt outstanding			$ 661		$ 0
Fair value of debt			700
ABG Notes [Member] | Maximum [Member]
Debt Instruments [Abstract]
Debt discount (premium)			$ 100

[1]	Interest at Bank of Montreal Prime plus 8.05%